Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of performance shares granted | $	$ 0
Percentage of performance criterion set by company	85.00%
Performance shares up to may be increased	200.00%
Holding period of restricted shares	Five years
Maximum number of matching shares	407,223	403,027	169,158
Maximum number of matching shares vesting period	Five years
Gold Fields Limited 2012 Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options	0